Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Abstract]
Schedule of accumulated other comprehensive income (loss)
The following table presents the changes in accumulated other comprehensive income (loss) by component net of tax for the year ended December 31, 2013 (in thousands):

Unrealized Gains on Investment Securities Available for Sale (1)
Balance as of December 31, 2012	$60
Other comprehensive loss before classifications	(20)
Amount reclassified from accumulated other comprehensive loss	(58)
Total other comprehensive loss	(78)
Balance as of December 31, 2013 _____________	$(18)
(1)	All amounts are net of tax. Amounts in parentheses indicate debits.

Reclassification out of accumulated other comprehensive income
The following table presents significant amounts reclassified out of each component of accumulated other comprehensive income (loss) for the year ended December 31, 2013 (in thousands):

Details About Other Comprehensive Income	Amount Reclassified from Accumulated Other Comprehensive Income (1)	Affected Line Item in the Statement Where Net Income is Presented
Year Ended December 31, 2013
Unrealized losses on investment securities available for sale	$(88)	Gains on sales of investments
	30	Income taxes
	$(58)	Net of tax
___________
(1)	Amounts in parentheses indicate debits.